SCHEDULE OF CONSIDERATION TO PURCHASE ISSUED AND OUTSTANDING EQUITY INTEREST (Details) - USD ($) $ in Thousands		Sep. 30, 2021	May 05, 2021
Business Acquisition [Line Items]
Cash consideration		$ 3,740
Total consideration		49,789
Sahara Petroleum Services Company [Member]
Business Acquisition [Line Items]
Total consideration - cash		16,958
Total estimated earn-out mechanisms	[1]	11,678
Cash consideration		16,958
NESR ordinary share consideration		$ 12,013
NESR ordinary share consideration, shares		2,237,000
Total consideration - equity	[2]	$ 12,013
Total consideration - equity, shares	[2]	2,237,000
Cash Earn-Out		$ 5,301
Additional Earn-Out Shares	[1]	6,377
Total consideration		$ 40,649
Total consideration shares		2,237,000
Action Sale and Purchase Agreement [Member]
Business Acquisition [Line Items]
Cash consideration			$ 36,767
Deferred cash consideration			17,232
Total consideration - cash			53,999
First Earn-Out			2,824
Second Earn-Out			3,799
Third Earn-Out
Total estimated earn-out mechanisms			6,623
Preliminary consideration			60,622
Cash consideration			382
Total consideration			$ 60,165

[1]	The quantity of Additional Earn-Out Shares was negotiated in the quarter ended December 31, 2020 and finalized in the quarter ended March 31, 2021 when settled with the sellers for 145,039 shares.
[2]	The fair value of NESR ordinary shares was determined based upon the $5.37 per share closing price of NESR ordinary shares on June 1, 2020, the acquisition date of the SAPESCO Business Combination. Control was transferred by agreement with the selling shareholders of SAPESCO.